UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22572

DESTRA MULTI-ALTERNATIVE FUND

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

443 N WILLSON AVENUE
BOZEMAN, MT 59715

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)     (ZIP CODE)

ROBERT A. WATSON
C/O DESTRA CAPITAL ADVISORS LLC
443 N WILLSON AVENUE
BOZEMAN, MT 59715

(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (312) 843-6161

DATE OF FISCAL YEAR END: MARCH 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2025

Item 1. Reports to Stockholders.

Destra Multi-Alternative Fund

Semi-Annual Report

September 30, 2025

(Unaudited)

Destra Multi-Alternative Fund
Risk Disclosure
As of September 30, 2025 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. You may obtain a prospectus through the broker dealer, where you hold your shares or by visiting the Fund’s webpage at www.destracapital.com/DMA or by calling Destra at 877-855-3434 or the Fund’s Transfer Agent, Equiniti Trust Company, LLC at 800-591-8238.

Destra Multi-Alternative Fund
Schedule of Investments
As of September 30, 2025 (unaudited)

Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS — 15.6%
	ASSET MANAGEMENT – 0.5%
3,274	Robinhood Markets, Inc., Class A(1)	$468,771

	BANKS – 1.0%
9,479	Bank of America Corp.	489,021
1,306	JPMorgan Chase & Company	411,952
		900,973
	BIOTECH & PHARMA – 0.8%
1,463	Amgen, Inc.	412,859
2,469	Zoetis, Inc.	361,264
		774,123
	BIOTECHNOLOGY – 0.8%
4,882	Corteva, Inc.	330,170
13,708	Viking Therapeutics, Inc.(1)	360,246
		690,416
	CHEMICALS – 0.4%
1,314	Ecolab, Inc.	359,852

	COMPUTERS – 0.4%
5,444	Cognizant Technology Solutions Corp., Class A	365,129

	DIVERSIFIED FINANCIAL SERVICES – 0.4%
1,166	American Express Co.	387,299

	E-COMMERCE DISCRETIONARY – 0.5%
2,327	Alibaba Group Holding Ltd. – ADR	415,905

	ELECTRIC – 0.8%
6,107	Carrier Global Corp.	364,588
4,814	NextEra Energy, Corp.	363,409
		727,997
	ELECTRICAL EQUIPMENT – 0.8%
3,366	Johnson Controls International PLC	370,091
992	Rockwell Automation, Inc.	346,734
		716,825
	FOOD – 0.3%
966	McDonald’s Corp.	293,558

	HEALTH CARE – PRODUCTS – 0.4%
2,067	Natera, Inc.(1)	332,725

	INSTITUTIONAL FINANCIAL SERVICES – 0.4%
1,536	Cboe Global Markets, Inc.	376,704
Shares/ Contracts/ Principal		Fair Value
	COMMON STOCKS (continued)
	INSURANCE – 1.1%
6,376	MetLife, Inc.	$525,191
1,626	Travelers Companies, Inc. (The)	454,012
		979,203
	INTERNET – 0.4%
1,770	Reddit, Inc., Class A(1)	407,082

	LEISURE FACILITIES & SERVICES – 0.8%
1,638	Darden Restaurants, Inc.	311,810
4,312	Shake Shack, Inc., Class A(1)	403,645
		715,455
	OIL & GAS PRODUCERS – 0.4%
2,454	Diamondback Energy, Inc.	351,167

	PHARMACEUTICALS – 0.7%
789	AbbVie, Inc.	182,685
2,846	Cardinal Health, Inc.	446,708
		629,393
	RETAIL – 0.4%
2,811	TJX Companies, Inc.	406,302

	RETAIL – DISCRETIONARY – 0.4%
808	Home Depot, Inc. (The)	327,394

	SEMICONDUCTORS – 0.2%
548	Broadcom, Inc.	180,791

	SOFTWARE – 1.7%
846	Microsoft Corp.	438,186
1,187	Oracle Corporation	333,832
2,081	Snowflake, Corp., Class A(1)	469,369
1,392	Zscaler, Inc.(1)	417,127
		1,658,514
	TECHNOLOGY HARDWARE – 0.7%
5,723	Cisco Systems, Inc.	391,568
3,575	Corning, Inc.	293,257
		684,825
	TECHNOLOGY SERVICES – 0.9%
1,217	Coinbase Global, Inc., Class A(1)	410,725
6,190	Fidelity National Information Services, Inc.	408,169
		818,894
	TELECOMMUNICATIONS – 0.4%
1,531	T-Mobile US, Inc.	366,491

	TOTAL COMMON STOCKS (Cost $14,370,595)	14,335,788

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2025 (unaudited)

Shares/ Contracts/ Principal		Fair Value
	PRIVATE COMPANIES — 20.5%
638,000	AlwaysAI, Inc. - Senior Secured Promissory Note(2),(3) Coupon Rate: 12.00%, Maturity: 12/31/25	$638,000
950,000	AlwaysAI, Inc., Convertible Debt(2),(3) Coupon Rate: 8.00%, Maturity: 05/31/26	950,000
2,000,000	AlwaysAI, Inc., Convertible Debt(2),(3) Coupon Rate: 8.00%, Maturity: 01/31/26	2,000,000
254,113	AlwaysAI, Inc., Series A-1 Preferred Stock(1),(2),(3)	767,218
490,767	AlwaysAI, Inc., Series B Preferred Stock(1),(2),(3)	1,698,545
179,641	Clear Street Group Inc., Series B-1 Preferred Stock(1),(2),(3)	2,094,614
332,938	Copia Wealth Studios Common Shares(1),(2),(3)	676,763
1,064,396	Copia Wealth Studios Series Seed-2 Preferred Shares(1),(2),(3)	3,059,713
23,723	Eat Just, Inc., Series F Common Stock(1),(2),(3)	437,689
270,367	Home Services Champ, Inc., Common Stock (formerly GOSITE, Inc., Series A-1 Common Stock)(1),(2),(3)	1,208,540
937,500	Iridia, Inc., Convertible Debt(2),(3) Coupon Rate: 8.00%, Maturity: 12/12/27	997,829
497,216	Iridia, Inc., Series A-3 Preferred Stock(1),(2),(3)	772,027
302,525	Nurture Life, Inc., Series B-1 Preferred Stock(1),(2),(3)	499,923
2,085,412	Nurture Life, Inc., Series B-2 Preferred Stock(1),(2),(3)	2,993,817
		18,794,678
	TOTAL PRIVATE COMPANIES (Cost $16,829,424)	18,794,678

	REAL ESTATE INVESTMENT TRUSTS — 18.4%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 7.1%
2,984	American Tower Corp.	573,883
2,798	AvalonBay Communities, Inc.	540,490
3,713	Digital Realty Trust, Inc.	641,903
689	Equinix, Inc.	539,652
17,773	Invitation Homes, Inc.	521,282
4,095	Prologis, Inc.	468,959
1,731	Public Storage	499,999
12,647	Rexford Industrial Realty, Inc.	519,918
4,097	Sun Communities, Inc.	528,513
8,266	Ventas, Inc.	578,538
Shares/ Contracts/ Principal		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	LISTED REAL ESTATE INVESTMENT TRUSTS (continued)
23,859	VICI Properties, Inc.	$778,043
2,115	Welltower, Inc.	376,766
		6,567,946
	NON-LISTED REIT – 3.1%
86,203	National Healthcare Properties, Inc., Common Stock (formerly Healthcare Trust, Inc., Common Stock)(1),(2),(3)*	2,873,974

	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 8.2%
715,000	Aventine Property Group, Inc., Common Stock(2),(3)	5,162,300
715,000	Treehouse Real Estate Investment Trust, Inc., Common Stock(1),(2),(3)	2,345,200
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUST	7,507,500

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,959,478)	16,949,420

	ALTERNATIVE INVESTMENT FUNDS — 32.9%
250	Arboretum Core Asset Fund, L.P.(3),(4)	1,568,495
1	Canyon CLO Fund II L.P.(2),(3),(5)	6,791,410
1	Canyon CLO Fund III Cayman Ltd.(2),(3),(5)	14,992,063
305	Clarion Lion Industrial Trust(3),(4)	1,130,685
159	Preservation REIT 1, Inc.(1),(3),(4)	5,760,238
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $25,265,356)	30,242,891

	EXCHANGE-TRADED FUNDS — 4.2%
	ALTERNATIVE – 1.3%
25,212	iShares Ethereum Trust ETF(1)	794,430
18,298	Solana ETF, USD Class	404,752
		1,199,182
	EQUITY – 0.6%
22,360	Direxion Daily Real Estate Bear 3X Shares	529,708

	FIXED INCOME – 2.3%
42,305	Janus Henderson AAA CLO ETF	2,148,248

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,129,492)	3,877,138

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2025 (unaudited)

Shares/ Contracts/ Principal		Fair Value
	MEDIUM TERM NOTES — 8.4%
	DIVERSIFIED FINANCIAL SERVICES – 8.4%
1,250,000	Barclays Bank PLC(2),(3),(6) Coupon Rate: 1.21%, Maturity: 04/14/27	$1,250,000
1,250,000	Barclays Bank PLC(2),(3),(6) Coupon Rate: 1.33%, Maturity: 04/14/27	1,250,000
1,750,000	BNP Paribas S.A.(2),(3),(7) Coupon Rate: 0.00%, Maturity: 03/08/27	1,750,000
1,750,000	BNP Paribas S.A.(2),(3),(7) Coupon Rate: 0.00%, Maturity: 03/08/27	1,750,000
850,000	Goldman Sachs Finance Corp.(2),(3),(7) Coupon Rate: 0.00%, Maturity: 04/20/27	850,000
850,000	Goldman Sachs Finance Corp.(2),(3),(7) Coupon Rate: 0.00%, Maturity: 04/22/27	850,000
	TOTAL MEDIUM TERM NOTES (Cost $7,700,000)	7,700,000

	WARRANTS — 0.6%
	FOOD – 0.6%
878,570	Nurture Life, Inc.(1),(2),(3) Maturity: 12/24/32	524,243

	SOFTWARE – 0.0%(8)
1	AlwaysAI, Inc.(1),(2),(3) Maturity: 09/29/33	—

	TOTAL WARRANTS (Cost $0)	524,243

	CONTINGENT VALUE RIGHTS — 0.3%
	PHARMACEUTICALS – 0.0%(8)
142,000	Bristol-Myers Squibb Co.(1),(2) Maturity: 03/31/21	—

	REAL ESTATE – 0.3%
456,540	Hospitality Investors Trust, Inc.(1),(2),(3)* Maturity: 06/29/26	241,226
579,536	Ready Capital Corp.(1),(2),(3)* Maturity: 03/16/25	—
		241,226
	TOTAL CONTINGENT VALUE RIGHTS (Cost $10,690,110)	241,226

	SHORT-TERM INVESTMENTS — 8.6%
	MONEY MARKET FUNDS – 8.6%
7,923,345	Fidelity Investments Money Market Government Portfolio, Class I, 4.03% (Cost $7,923,345)(9),(10),(11)	7,923,345
Shares/ Contracts/ Principal		Fair Value
	PURCHASED OPTIONS CONTRACTS
	EQUITY OPTIONS PURCHASED(1)* — 2.4%
	CALL OPTIONS – 2.4%
9	Adobe, Inc. Broker/Counterparty: IB, Exercise Price: $460, Notional Amount: $317,475, Expiration Date: 03/20/2026	$8,442
8	Adobe, Inc. Broker/Counterparty: IB, Exercise Price: $500, Notional Amount: $282,200 Expiration Date: 03/20/2026	4,600
30	Advanced Micro Devices, Inc. Broker/Counterparty: IB, Exercise Price: $180, Notional Amount: $485,370, Expiration Date: 06/18/2026	62,070
48	Airbnb, Inc. Broker/Counterparty: IB, Exercise Price: $150, Notional Amount: $582,816, Expiration Date: 03/20/2026	19,560
41	Airbnb, Inc. Broker/Counterparty: IB, Exercise Price: $150, Notional Amount: $497,822, Expiration Date: 06/18/2026	26,732
15	Amgen, Inc. Broker/Counterparty: IB, Exercise Price: $330, Notional Amount: $423,300, Expiration Date: 10/17/2025	2,550
50	ARM Holdings plc Broker/Counterparty: IB, Exercise Price: $170, Notional Amount: $707,450, Expiration Date: 06/18/2026	73,950
29	ARM Holdings plc Broker/Counterparty: IB, Exercise Price: $170, Notional Amount: $410,321, Expiration Date: 09/18/2026	57,058
27	ARM Holdings plc Broker/Counterparty: IB, Exercise Price: $170, Notional Amount: $382,023, Expiration Date: 01/15/2027	62,100
7	Axon Enterprise, Inc. Broker/Counterparty: IB, Exercise Price: $860, Notional Amount: $502,348, Expiration Date: 09/18/2026	61,670
94	Bank of America Corporation Broker/Counterparty: IB, Exercise Price: $60, Notional Amount: $484,946, Expiration Date: 11/21/2025	1,504

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2025 (unaudited)

Shares/ Contracts/ Principal		Fair Value
	EQUITY OPTIONS PURCHASED (continued)
	CALL OPTIONS PURCHASED (continued)
22	Cava Group, Inc. Broker/Counterparty: IB, Exercise Price: $105, Notional Amount: $132,902, Expiration Date: 01/16/2026	$1,606
39	Cava Group, Inc. Broker/Counterparty: IB, Exercise Price: $120, Notional Amount: $235,599, Expiration Date: 01/16/2026	1,872
56	Cava Group, Inc. Broker/Counterparty: IB, Exercise Price: $95, Notional Amount: $338,296, Expiration Date: 03/20/2026	12,656
29	Cava Group, Inc. Broker/Counterparty: IB, Exercise Price: $105, Notional Amount: $175,189, Expiration Date: 03/20/2026	4,060
100	Chipotle Mexican Grill, Inc. Broker/Counterparty: IB, Exercise Price: $63, Notional Amount: $391,900, Expiration Date: 06/18/2026	6,450
94	Chipotle Mexican Grill, Inc. Broker/Counterparty: IB, Exercise Price: $50, Notional Amount: $368,386, Expiration Date: 01/15/2027	34,780
7	Crowdstrike Holdings, Inc. Broker/Counterparty: IB, Exercise Price: $540, Notional Amount: $343,266, Expiration Date: 03/20/2026	28,350
8	Duolingo, Inc. Broker/Counterparty: IB, Exercise Price: $480, Notional Amount: $257,472, Expiration Date: 03/20/2026	15,720
7	Duolingo, Inc. Broker/Counterparty: IB, Exercise Price: $540, Notional Amount: $225,288, Expiration Date: 03/20/2026	10,570
4	Eli Lilly & Co. Broker/Counterparty: IB, Exercise Price: $920, Notional Amount: $305,200, Expiration Date: 03/20/2026	11,060
5	Eli Lilly & Co. Broker/Counterparty: IB, Exercise Price: $860, Notional Amount: $381,500, Expiration Date: 06/18/2026	28,688
Shares/ Contracts/ Principal		Fair Value
	EQUITY OPTIONS PURCHASED (continued)
	CALL OPTIONS PURCHASED (continued)
24	Flutter Entertainment plc Broker/Counterparty: IB, Exercise Price: $300, Notional Amount: $609,600, Expiration Date: 01/15/2027	$62,400
8	GE Vernova, Inc. Broker/Counterparty: IB, Exercise Price: $740, Notional Amount: $491,920, Expiration Date: 09/18/2026	62,400
52	Gitlab, Inc. Broker/Counterparty: IB, Exercise Price: $63, Notional Amount: $234,416, Expiration Date: 01/16/2026	8,268
19	Guidewire Software, Inc. Broker/Counterparty: IB, Exercise Price: $260, Notional Amount: $436,734, Expiration Date: 01/16/2026	17,385
22	Howmet Aerospace, Inc. Broker/Counterparty: IB, Exercise Price: $200, Notional Amount: $431,706, Expiration Date: 06/18/2026	54,120
6	HubSpot, Inc. Broker/Counterparty: IB, Exercise Price: $830, Notional Amount: $280,680, Expiration Date: 12/19/2025	750
5	HubSpot, Inc. Broker/Counterparty: IB, Exercise Price: $700, Notional Amount: $233,900, Expiration Date: 01/16/2026	1,680
5	HubSpot, Inc. Broker/Counterparty: IB, Exercise Price: $820, Notional Amount: $233,900, Expiration Date: 01/16/2026	1,863
5	HubSpot, Inc. Broker/Counterparty: IB, Exercise Price: $840, Notional Amount: $233,900, Expiration Date: 01/16/2026	1,213
7	HubSpot, Inc. Broker/Counterparty: IB, Exercise Price: $600, Notional Amount: $327,460, Expiration Date: 03/20/2026	15,225
34	Johnson Controls International plc Broker/Counterparty: IB, Exercise Price: $120, Notional Amount: $373,830, Expiration Date: 10/17/2025	782

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2025 (unaudited)

Shares/ Contracts/ Principal		Fair Value
	EQUITY OPTIONS PURCHASED (continued)
	CALL OPTIONS PURCHASED (continued)
13	JPMorgan Chase & Company Broker/Counterparty: IB, Exercise Price: $360, Notional Amount: $410,059, Expiration Date: 11/21/2025	$1,105
11	Madrigal Pharmaceuticals, Inc. Broker/Counterparty: IB, Exercise Price: $480, Notional Amount: $504,526, Expiration Date: 04/17/2026	75,184
40	Marvell Technology, Inc. Broker/Counterparty: IB, Exercise Price: $85, Notional Amount: $336,280, Expiration Date: 02/20/2026	42,200
6	Meta Platforms, Inc. Broker/Counterparty: IB, Exercise Price: $860, Notional Amount: $440,628, Expiration Date: 01/15/2027	47,232
6	Meta Platforms, Inc. Broker/Counterparty: IB, Exercise Price: $880, Notional Amount: $440,628, Expiration Date: 06/17/2027	57,030
63	MetLife, Inc. Broker/Counterparty: IB, Exercise Price: $88, Notional Amount: $518,931, Expiration Date: 10/17/2025	945
8	Microsoft Corporation Broker/Counterparty: IB, Exercise Price: $590, Notional Amount: $414,360, Expiration Date: 11/21/2025	1,600
19	Natera, Inc. Broker/Counterparty: IB, Exercise Price: $185, Notional Amount: $305,843, Expiration Date: 12/19/2025	13,680
30	Natera, Inc. Broker/Counterparty: IB, Exercise Price: $190, Notional Amount: $482,910, Expiration Date: 01/16/2026	21,300
5	Netflix, Inc. Broker/Counterparty: IB, Exercise Price: $1,300, Notional Amount: $599,460, Expiration Date: 06/18/2026	54,595
4	Netflix, Inc. Broker/Counterparty: IB, Exercise Price: $1,400, Notional Amount: $479,568, Expiration Date: 06/18/2026	28,700
Shares/ Contracts/ Principal		Fair Value
	EQUITY OPTIONS PURCHASED (continued)
	CALL OPTIONS PURCHASED (continued)
5	Netflix, Inc. Broker/Counterparty: IB, Exercise Price: $1,300, Notional Amount: $599,460, Expiration Date: 09/18/2026	$64,440
26	NVIDIA Corporation Broker/Counterparty: IB, Exercise Price: $210, Notional Amount: $485,108, Expiration Date: 01/15/2027	76,855
100	On Holding A.G. Broker/Counterparty: IB, Exercise Price: $60, Notional Amount: $423,500, Expiration Date: 03/20/2026	9,300
9	Oracle Corporation Broker/Counterparty: IB, Exercise Price: $390, Notional Amount: $253,116, Expiration Date: 10/17/2025	279
22	Palantir Technologies, Inc. Broker/Counterparty: IB, Exercise Price: $220, Notional Amount: $401,324, Expiration Date: 06/18/2026	53,196
33	Palo Alto Networks, Inc. Broker/Counterparty: IB, Exercise Price: $210, Notional Amount: $671,946, Expiration Date: 03/20/2026	59,730
32	Palo Alto Networks, Inc. Broker/Counterparty: IB, Exercise Price: $220, Notional Amount: $651,584, Expiration Date: 05/15/2026	55,760
29	Palo Alto Networks, Inc. Broker/Counterparty: IB, Exercise Price: $210, Notional Amount: $590,498, Expiration Date: 06/18/2026	69,455
100	Pinterest, Inc. Broker/Counterparty: IB, Exercise Price: $47, Notional Amount: $321,700, Expiration Date: 01/16/2026	2,900
97	Pinterest, Inc. Broker/Counterparty: IB, Exercise Price: $42, Notional Amount: $312,049, Expiration Date: 06/18/2026	20,370
15	Reddit, Inc. Broker/Counterparty: IB, Exercise Price: $310, Notional Amount: $344,985, Expiration Date: 06/18/2026	50,063

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2025 (unaudited)

Shares/ Contracts/ Principal		Fair Value
	EQUITY OPTIONS PURCHASED (continued)
	CALL OPTIONS PURCHASED (continued)
37	Rubrik, Inc. Broker/Counterparty: IB, Exercise Price: $105, Notional Amount: $304,325, Expiration Date: 01/16/2026	$15,910
20	Salesforce, Inc. Broker/Counterparty: IB, Exercise Price: $390, Notional Amount: $474,000, Expiration Date: 01/16/2026	1,260
14	Salesforce, Inc. Broker/Counterparty: IB, Exercise Price: $330, Notional Amount: $331,800, Expiration Date: 03/20/2026	5,810
15	Salesforce, Inc. Broker/Counterparty: IB, Exercise Price: $350, Notional Amount: $355,500, Expiration Date: 03/20/2026	3,750
16	Salesforce, Inc. Broker/Counterparty: IB, Exercise Price: $290, Notional Amount: $379,200, Expiration Date: 06/18/2026	21,640
19	Salesforce, Inc. Broker/Counterparty: IB, Exercise Price: $300, Notional Amount: $450,300, Expiration Date: 01/15/2027	38,475
1	Shake Shack, Inc. Broker/Counterparty: IB, Exercise Price: $150, Notional Amount: $9,361, Expiration Date: 03/20/2026	103
47	Shake Shack, Inc. Broker/Counterparty: IB, Exercise Price: $130, Notional Amount: $439,967, Expiration Date: 06/18/2026	22,795
22	Snowflake, Inc. Broker/Counterparty: IB, Exercise Price: $270, Notional Amount: $496,210, Expiration Date: 09/18/2026	61,270
16	Take-Two Interactive Software, Inc. Broker/Counterparty: IB, Exercise Price: $250, Notional Amount: $413,376, Expiration Date: 03/20/2026	49,120
Shares/ Contracts/ Principal		Fair Value
	EQUITY OPTIONS PURCHASED (continued)
	CALL OPTIONS PURCHASED (continued)
21	Take-Two Interactive Software, Inc. Broker/Counterparty: IB, Exercise Price: $290, Notional Amount: $542,556, Expiration Date: 01/15/2027	$74,550
41	Uber Technologies, Inc. Broker/Counterparty: IB, Exercise Price: $100, Notional Amount: $401,677, Expiration Date: 01/16/2026	31,570
38	Uber Technologies, Inc. Broker/Counterparty: IB, Exercise Price: $98, Notional Amount: $372,286, Expiration Date: 03/20/2026	43,510
19	Veeva Systems, Inc. Broker/Counterparty: IB, Exercise Price: $320, Notional Amount: $566,029, Expiration Date: 01/15/2027	77,900
8	Vertex Pharmaceuticals, Inc. Broker/Counterparty: IB, Exercise Price: $500, Notional Amount: $313,312, Expiration Date: 06/18/2026	11,000
6	Vertex Pharmaceuticals, Inc. Broker/Counterparty: IB, Exercise Price: $580, Notional Amount: $234,984, Expiration Date: 06/18/2026	3,285
20	Wix.com Ltd. Broker/Counterparty: IB, Exercise Price: $270, Notional Amount: $355,260, Expiration Date: 11/21/2025	4,800
31	Wix.com Ltd. Broker/Counterparty: IB, Exercise Price: $250, Notional Amount: $550,653, Expiration Date: 01/16/2026	8,758
40	Zscaler, Inc. Broker/Counterparty: IB, Exercise Price: $320, Notional Amount: $1,198,640, Expiration Date: 03/20/2026	109,879
20	Zscaler, Inc. Broker/Counterparty: IB, Exercise Price: $340, Notional Amount: $599,320, Expiration Date: 03/20/2026	43,900

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2025 (unaudited)

Shares/ Contracts/ Principal		Fair Value
	EQUITY OPTIONS PURCHASED (continued)
	CALL OPTIONS PURCHASED (continued)
17	Zscaler, Inc. Broker/Counterparty: IB, Exercise Price: $320, Notional Amount: $509,422, Expiration Date: 06/18/2026	$61,132
	TOTAL CALL OPTIONS PURCHASED (Cost – $3,517,102)	2,258,470
	TOTAL EQUITY OPTIONS PURCHASED (Cost – $3,517,102)	2,258,470

	TOTAL INVESTMENTS – 111.9% (Cost – $114,384,902)	102,847,199
	LIABILITIES IN EXCESS OF OTHER ASSETS – (11.9)%	(10,940,458)
	NET ASSETS – 100.0%	91,906,741

	WRITTEN EQUITY OPTIONS(1)* — (0.0%)(12)
	CALL OPTIONS WRITTEN – (0.0%)(12)
94	Bank of America Corporation Broker/Counterparty: IB, Exercise Price: $55, Notional Amount: $484,946, Expiration Date: 11/21/2025	(8,272)
34	Johnson Controls International plc Broker/Counterparty: IB, Exercise Price: $110, Notional Amount: $373,830, Expiration Date: 10/17/2025	(8,160)
13	JPMorgan Chase & Company Broker/Counterparty: IB, Exercise Price: $325, Notional Amount: $410,059, Expiration Date: 11/21/2025	(10,348)
63	MetLife, Inc. Broker/Counterparty: IB, Exercise Price: $85, Notional Amount: $518,931, Expiration Date: 11/21/2025	(11,970)
8	Microsoft Corporation Broker/Counterparty: IB, Exercise Price: $535, Notional Amount: $414,360, Expiration Date: 11/21/2025	(10,600)
	TOTAL CALL OPTIONS WRITTEN (Proceeds – $(48,305))	(49,350)
	TOTAL EQUITY OPTIONS WRITTEN (Proceeds – $(48,305))	(49,350)
Shares/ Contracts/ Principal		Fair Value
	EXCHANGE-TRADED FUNDS SOLD SHORT — (1.1)%
	EQUITY – (1.1)%
(9,800)	ProShares UltraPro QQQ	$(1,013,320)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds – $(167,745))	(1,013,320)

	TOTAL SECURITIES SOLD SHORT (Proceeds – $(216,050))	(1,062,670)

(1)	Non-income producing security.
(2)	Fair valued using significant unobservable inputs. (See Note 2)
(3)	Restricted investment as to resale. (See Note 2)
(4)	Investments in Alternative Investment Funds are valued using net asset value as a practical expedient. See Note 2 for respective investment strategies, unfunded commitments and redemptive restrictions.
(5)	Alternative investment fund does not issue shares.
(6)	Variable rate security; the rate shown represents the rate on September 30, 2025.
(7)	Zero coupon bond.
(8)	Percentage rounds to less than 0.1%.
(9)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(10)	All or a portion of this security is held as collateral for securities sold short.
(11)	All or a portion of this security is held as collateral for line of credit.
(12)	Percentage rounds to greater than (0.1%).
*	All securities are pledged as collateral except for securities identified with a * superscript.

CLO — Collateralized Loan Obligation

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of September 30, 2025 (unaudited)

Percentage of Net Assets
Alternative Investment Funds	32.9%
Private Companies	20.5%
Real Estate Investment Trusts
Private Real Estate Investment Trusts	8.2%
Listed Real Estate Investment Trusts	7.1%
Non-Listed Real Estate Investment Trusts	3.1%
Common Stocks
Software	1.7%
Insurance	1.1%
Banks	1.0%
Technology Services	0.9%
Biotech & Pharma	0.8%
Biotechnology	0.8%
Electric	0.8%
Electric Equipment	0.8%
Leisure Facilities & Services	0.8%
Pharmaceuticals	0.7%
Technology Hardware	0.7%
Asset Management	0.5%
E-Commerce Discretionary	0.5%
Chemicals	0.4%
Computers	0.4%
Diversified Financial Services	0.4%
Healthcare-Products	0.4%
Institutional Financial Services	0.4%
Internet	0.4%
Oil & Gas Producers	0.4%
Retail	0.4%
Retail-Discretionary	0.4%
Telecommunications	0.4%
Food	0.3%
Semiconductors	0.2%
Medium Term Notes
Diversified Financial Services	8.4%
Exchange-Traded Funds	4.2%
Equity Options Purchased	2.4%
Warrant	0.6%
Contingent Value Rights
Real Estate	0.3%
Pharmaceuticals	0.0%
Short-Term Investments	8.6%
Liabilities in Excess of Other Assets	(11.9)%
Net Assets	100.0%
Equity Options Written	(0.0)%*
Exchange-Traded Funds Sold Short	(1.1)%

*	Percentage rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Assets and Liabilities
As of September 30, 2025 (unaudited)

Assets:
Investments, at value (cost $110,867,800)	$100,588,729
Purchased options contracts, at value (cost $3,517,102)	2,258,470
Cash	920,784
Receivables:
Interest	616,972
Dividends	182,308
Prepaid expenses	14,997
Total assets	104,582,260

Liabilities:
Credit facility, net (see note 6)	11,000,000
Securities sold short, at value (proceeds $167,745)	1,013,320
Written options contracts, at value (premium received $48,305)	49,350
Payables:
Professional fees	116,931
Investments purchased	175,400
Management fees (see note 3)	94,441
Interest payable	92,166
Accounting and administration fees	24,885
Trustee fees	22,044
Custody fees	9,288
Transfer agent fees and expenses	2,767
Dividends on short sales payable	959
Accrued other expenses	73,968
Total liabilities	12,675,519
Commitment and contingencies (see note 2)

Net assets	$91,906,741

Net assets consist of:
Paid-in capital	$98,037,652
Total accumulated deficit	(6,130,911)
Net assets	$91,906,741

Common shares outstanding	8,963,239

Net asset value per common share	$10.25

Market price per common share	$8.64

Market price (discount) to net asset value per common share	(15.71)%

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Operations
For the Six Months Ended September 30, 2025 (unaudited)

Investment income:
Dividend income	$2,795,442
Interest income	299,660
Total investment income	3,095,102

Expenses:
Management fee (see note 3)	698,825
Interest expense	680,012
Professional fees	144,316
Accounting and administration fees	84,097
Service provider fees	51,765
Trustees’ fees (see note 8)	17,676
Chief financial officer fees (see note 8)	15,431
Transfer agent fees and expenses	14,693
Registration fees	12,534
Shareholder reporting fees	12,186
Chief compliance officer fees (see note 8)	10,432
Custody fees	8,689
Insurance expense	6,017
Dividend on securities sold short	4,890
Other expenses	41,865
Total expenses	1,803,428
Service provider fees deferred and repaid by adviser (see note 3)	(51,765)
Expenses waived by the adviser (see note 3)	(122,239)
Net expenses	1,629,424
Net investment income	1,465,678

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(469,274)
Purchased options contracts	1,218,316
Written options contracts	(69,870)
Total net realized gain	679,172

Net change in unrealized appreciation (depreciation) on:
Investments	1,657,742
Purchased options contracts	1,767,494
Written options contracts	53,175
Securities sold short	(451,780)
Total net change in unrealized appreciation	3,026,631
Net realized and unrealized gain on investments	3,705,803
Net increase in net assets resulting from operations	$5,171,481

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statements of Changes in Net Assets

	Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,465,678	$1,265,007
Net realized gain on investments	679,172	10,177,201
Net change in unrealized appreciation (depreciation)	3,026,631	(16,963,672)
Net increase (decrease) in net assets resulting from operations	5,171,481	(5,521,464)

Distributions to shareholders:
Common shares	(4,257,539)	(3,553,028)
Total distributions to shareholders	(4,257,539)	(3,553,028)

Return of capital to shareholders
Common shares	—	—
Total return of capital to shareholders	—	—

Total increase (decrease) in net assets	913,942	(9,074,492)

Net assets:
Beginning of period	90,992,799	100,067,291
End of period	$91,906,741	$90,992,799

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Cash Flows
For the Six Months Ended September 30, 2025

Cash flows from operating activities:
Net increase in net assets from operations	$5,171,481
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investments	(65,981,299)
Proceeds from purchases of investments sold short	407,110
Proceeds from redemptions, sales, or other dispositions of investments	74,877,005
Net realized (gain) loss on:
Investments	469,274
Purchased options contracts	(1,218,316)
Written options contracts	69,870
Net change in unrealized (appreciation) depreciation on:
Investments	(1,657,742)
Purchased options contracts	(1,767,494)
Written options contracts	(53,175)
Securities sold short	451,780
Changes in operating assets and liabilities
Assets:
Interest	(187,712)
Dividends	(107,633)
Investments sold	184,932
Prepaid expenses	32,913
Liabilities:
Management fees	37,800
Custody fees	(2,913)
Accounting and administration fees	(12,680)
Investments purchased	94,441
Professional fees	(60,360)
Transfer agent fees and expenses	6,789
Trustee fees	13,693
Dividend on short sales payable	(979)
Interest payable	46,718
Accrued other expenses	341
Net cash provided by operating activities	10,813,844

Cash flows from financing activities:
Due to broker	(4,985,686)
Cash distributions paid, net of reinvestments	(4,257,539)
Net cash used in financing activities	(9,243,225)

Net change in cash and cash equivalents:
Net increase in cash and cash equivalents	1,570,619
Cash and cash equivalents at beginning of period	(649,835)
Cash and cash equivalents at end of period	$920,784

Supplemental disclosure of cash activity:
Interest paid on borrowings	$680,012

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated.**

	Net asset value beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value end of period	Total return(2)	Market price, end of period	Market price return(3)	Gross expenses(4),(5)		Net expenses(4),(5),(6)		Net investment income (loss)(5),(6),(7)		Net assets, end of period (in thousands)	Portfolio turnover rate
For the six months ended September 30,
2025 (unaudited)	$10.15	$0.16	$0.42	$0.58	$(0.48)	$—	$—	$(0.48)	$10.25	5.71%	$8.64	7.56%	3.90	%#	3.52	%#,<	3.17	%#	$91,907	32	%#
Year/Period ended March 31,
2025	11.16	0.14	(0.75)	(0.61)	(0.14)	(0.26)	—	(0.40)	10.15	(5.75)	8.48	13.46	4.44		4.08	+	1.24		90,993	47
2024	10.56	(0.07)	0.83	0.76	—	—	(0.16)	(0.16)	11.16	7.29	7.82	33.61	5.12		4.74		(0.65)		100,067	23
2023	12.11	(0.03)	(0.84)	(0.87)	(0.14)	—	(0.54)	(0.68)	10.56	(7.37)	6.02	(25.58)	4.05		3.75		(0.26)		96,350	12
2022*	11.77	0.02	0.38	0.40	(0.01)	—	(0.05)	(0.06)	12.11	3.40	8.90	14.47	3.65	#	3.17	#	2.74	#	108,508	3
Year ended February 28,
2022	12.28	0.15	0.08	0.23	(0.09)	—	(0.65)	(0.74)	11.77	1.79	7.83	(0.19)^	3.38		2.74		1.24		105,522	28
2021	13.25	0.09	(0.34)	(0.25)	(0.07)	—	(0.65)	(0.72)	12.28	(1.58)	—	—	2.85		2.28		0.75		36,633	26

**	The Fund’s shares began trading on the New York Stock Exchange (“NYSE”) on January 13, 2022 under NYSE ticker symbol “DMA.” To facilitate the listing of the Fund’s shares on the NYSE, the Fund redesignated its Class A, Class C and Class T shares as Class I shares and eliminated all share class designations. Consequently, the Fund’s shares are now referred to as shares of beneficial interest or common shares.
*	For the period March 1, 2022 through March 31, 2022.
#	Annualized.
^	For the period January 13, 2022 through February 28, 2022.
<	The ratio of Expenses to Average Net Assets includes the effect of a voluntary waiver reducing expenses 0.11% (See Note 3 in Notes to Financial Statements).
+	The ratio of Expenses to Average Net Assets includes the effect of a voluntary waiver reducing expenses 0.11%.
(1)	Based on average shares outstanding during the period.
(2)	Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.
(3)	Market price return is computed based upon the Fund’s unrounded New York Stock Exchange market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Financial Highlights (continued)
For a share of common stock outstanding throughout the periods indicated.**

(4)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

	Gross Expenses(5)		Net Expenses(5),(6)
For the six months ended September 30,
2025	2.42	%#	2.04	%#
Period ended March 31,
2025	2.42		2.05
2024	2.50		2.12
2023	2.39		2.08
2022*	2.55	#	2.07	#
Period ended February 28,
2022	2.44		1.81
2021	2.27		1.70

*	For the period March 1, 2022 through March 31, 2022.
#	Annualized.
(5)	Ratios do not include expenses of the underlying Alternative Investment Funds in which the Fund invests.
(6)	The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying Alternative Investment Funds in which the Fund invests. Ratios do not include net investment income of the Alternative Investment Funds in which the Fund Invests.

Credit Facility	For the six months ended September 30, 2025	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023	For the period ended March 31, 2022*	For the year ended February 28 2022	For the year ended February 28 2021
Senior securities, end of period (000’s)	$11,000	$11,000	$15,000	$15,000	$15,000	$15,000	$14,300
Asset coverage, per $1,000 of senior security principal amount	9,355	9,272	7,671	7,309	8,234	8,035	9,080
Asset coverage ratio of senior securities	936%	927%	767%	731%	823%	803%	908%

*	For the period March 1, 2022 through March 31, 2022.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Notes to Financial Statements
September 30, 2025 (unaudited)

1. Organization

Destra Multi-Alternative Fund (“the Fund”) was organized as a Delaware statutory trust on June 3, 2011, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and is a non-diversified, exchange-listed closed-end management investment company.

The Fund changed its fiscal year end to March 31, effective March 1, 2022. The Fund’s shares began trading on the New York Stock Exchange (“NYSE”) on January 13, 2022 under NYSE ticker symbol “DMA.” To facilitate the listing of the Fund’s shares on the NYSE, effective January 5, 2022, the Fund redesignated its Class A, Class C and Class T shares as Class I shares and eliminated all share class designations. Consequently, the Fund’s shares are now referred to as shares of beneficial interest or common shares (the “Common Shares”).

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is Validus Growth Investors, LLC, doing business as Validex Global Investing, (“Validex” or the “Sub-Adviser” and together with the Adviser are referred to herein as the “Advisers”). See Note 3 for additional information regarding Validex, as the Fund’s Sub-Adviser.

The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts (“REITs”) and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Cash, Cash Equivalents and Restricted Cash — Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations. As of September 30, 2025, the Fund had no restricted cash.

Distributions to Shareholders — Prior to July 1, 2023, distributions from investment income were declared and paid monthly. Beginning with the start of the Fund’s second fiscal quarter on July 1, 2023 distributions from investment income was paid annually. Starting March 1, 2025 distributions from investment income were declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Security Valuation — The Fund records investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by a Valuation Committee using the Valuation Procedures. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

The Board of Trustees of the Fund (“the Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”) which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of each of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820-10”).The Board has designated the Adviser as the valuation designee of the Fund. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations.

Valuation Procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate. The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but would not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. Calls with the management teams of these securities are completed to gain further insight that might not be as evident through the reading of published reports or filings.

Often, significant back-testing or historical data analysis is employed to gain increased, tangible perspective into ways to enhance the accuracy of either existing, or potentially new fair valuation approaches. This also ensures that recent enhancements or additional methodologies are leading to more accurate valuations.

Ongoing “logic checks” and evaluations of underlying portfolios are used to identify potential disconnects between current methodologies and expected results.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Fair Valuation Committee has established a methodology for the fair valuation of each type of security. Non-listed REITs that are in the public offering period (or start-up phase) are valued at cost according to the Fair Valuation Committee’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, startup REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Non-listed REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, Management values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-listed REITs that have closed to new investors are categorized in Level 3 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. Certain investments in preferred stocks or private companies are generally categorized as a Level 3 in the fair value hierarchy. The Fund generally values investments in preferred stocks or private companies based on recent transactions and may initially value the investments at cost.

Valuation of Structured Notes — These instruments are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. The Fund primarily invests in structured notes that reference the performance of a basket of underlying equity securities. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including the volatility of the underlying reference asset. The performance results of structured notes will not replicate exactly the performance of the underlying reference asset that the notes seek to replicate due to transaction costs and other expenses. Issuers of structured notes can vary and may include corporations, banks, broker-dealers and limited purpose trusts or other vehicles. Structured notes may be exchange traded or traded OTC and privately negotiated. Structured notes are valued at cost which approximates fair value and monitored for impairment.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

Valuation of Alternative Investment Funds — The Fund may invest in funds of open-end or closed-end investment companies (the “Alternative Investment Funds”). The Alternative Investment Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Alternative Investment Funds. Open-end funds are valued at their NAV and closed-end funds that trade on an exchange are valued as described under security valuation.

For Alternative Investment Funds, including private real estate investment trusts, non-traded partnership funds, non-listed business development companies and hedge funds, that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

ASC 820-10 defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets that the Fund has the ability to access. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets*

Investments	Practical Expedient(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$14,335,788	$—	$—	$14,335,788
Private Companies	—	—	—	18,794,678	18,794,678
Real Estate Investment Trusts	—	6,567,946	—	10,381,474	16,949,420
Alternative Investment Funds	8,459,418	—	—	21,783,473	30,242,891
Exchange-Traded Funds	—	3,877,138	—	—	3,877,138
Medium Term Notes	—	—	—	7,700,000	7,700,000
Warrants	—	—	—	524,243	524,243
Contingent Value Rights	—	—	—	241,226	241,226
Short-Term Investment	—	7,923,345	—	—	7,923,345
Purchased Options Contracts	—	1,382,492	875,978	—	2,258,470
Total Investments	$8,459,418	$34,086,709	$875,978	$59,425,094	$102,847,199

Liabilities*

Investments	Level 1	Level 2	Level 3	Total
Written Options Contracts	$(49,350)	$—	$—	$(49,350)
Exchange-Traded Funds Sold Short	(1,013,320)	—	—	(1,013,320)
Total Investments	$(1,062,670)	$—	$—	$(1,062,670)

(1)	Alternative Investment Funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.
*	Refer to the Schedule of Investments for industry classifications.

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of September 30, 2025:

Investments	Balance as of March 31, 2025	Transfer into Level 3	Purchase of Investments	Proceeds from Sales of Investments(1)	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of September 30, 2025
Private companies	$18,458,176	$—	$338,000	$—	$—	$(1,498)	$18,794,678
Non-Listed Real Estate Investment Trusts	6,121,725	—	—	(3,215,076)	(6,069,384)	6,036,709	2,873,974
Private Real Estate Investment Trusts	7,507,500	—	—	—	—	—	7,507,500
Alternative Investment Funds	—	23,415,429	—	—	—	(1,631,956)	21,783,473
Contigent Value Rights	241,226	—	—	—	—	—	241,226
Medium Term Notes	5,803,000	—	4,200,000	(2,000,000)	(303,000)	—	7,700,000
Warrants	524,217	—	—	—	—	26	524,243
Total Investrments	$38,655,844	$23,415,429	$4,538,000	$(5,215,076)	$(6,372,384)	$4,403,281	$59,425,094

(1)	Includes return of capital and spin-offs related to corporate actions.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2025:

Investments	Fair Value as of September 30, 2025	Valuation Techniques	Unobservable Inputs	Price/Liquidity Discount	Range of Inputs (average)(1)	Impact on Valuation from an Increase in Input
Alternative Investment Funds
Canyon CLO Fund II L.P.	$6,791,410	Index Application(2)	Application of CS Leveraged Loan Total Return Index	$638.91	N/A	Increase
Canyon CLO Fund III Cayman Ltd.	14,992,063	Index Application(2)	Application of CS Leveraged Loan Total Return Index	638.91	N/A	Increase

Contingent Value Rights
Hospitality Investors Trust, Inc.	241,226	Scenario Analysis	Liquidity Discount/Earnout	0.53	N/A	N/A
Ready Capital Corp.	—	Income approach and PWERM Model	Revaluation discount rate/discount rate	0.00	N/A	Decrease

Warrants
Nurture Life, Inc.	524,243	Market Approach	Black-Scholes Option Pricing Method (risk free rate, volatility, time to exit)	0.60	N/A	Increase
AlwaysAI, Inc.	—	Cost Approach	Transaction Price	—	N/A	Increase

Medium Term Notes
Barclays Bank PLC	1,250,000	Cost Approach	Transaction Price	100.00	N/A	Increase
Barclays Bank PLC	1,250,000	Cost Approach	Transaction Price	100.00	N/A	Increase
BNP Paribas S.A.	1,750,000	Cost Approach	Transaction Price	100.00	N/A	Increase
BNP Paribas S.A.	1,750,000	Cost Approach	Transaction Price	100.00	N/A	Increase
Goldman Sachs Finance Corp.	850,000	Cost Approach	Transaction Price	100.00	N/A	Increase
Goldman Sachs Finance Corp.	850,000	Cost Approach	Transaction Price	100.00	N/A	Increase

Private Companies
Always AI, Inc., Convertible Debt	950,000	Cost Approach	Transaction Price	100.00	N/A	Increase
Always AI, Inc., Convertible Debt	2,000,000	Cost Approach	Transaction Price	100.00	N/A	Increase
Always AI – Senior Secured Promissory Note	638,000	Cost Approach	Transaction Price	100.00	N/A	Increase
Always AI, Inc., Series A-1 Preferred Stock	767,218	Market Approach	Black-Scholes Option Pricing Method (risk free rate, volatility, time to exit), market adjustment	3.02	N/A	Increase
Always AI, Inc., Series B Preferred Stock	1,698,545	Market Approach	Black-Scholes Option Pricing Method (risk free rate, volatility, time to exit), market adjustment	3.46	N/A	Increase
Clear Street Group Series B-1 Preferred Stock	2,094,614	Market Approach	Guideline Public Company Method (2024 & 2025 P/E Multiple), Option Pricing Method (risk free rate, volatility, time to exit)	N/A	15.00x	Increase
Copia Wealth Studios, Common Shares	676,763	Market Approach	Black-Scholes Option Pricing Method (risk free rate, volatility, time to exit)	2.03	N/A	Increase
Copia Wealth Studios, Series Seed-2 Preferred Shares	3,059,713	Market Approach	Black-Scholes Option Pricing Method (risk free rate, volatility, time to exit)	2.87	N/A	Increase
Eat Just, Inc., Series F Common Stock	437,689	Market Approach	Prior Transactions Method (Market Adjustment)	18.45	N/A	Increase

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

Investments	Fair Value as of September 30, 2025	Valuation Techniques	Unobservable Inputs	Price/Liquidity Discount	Range of Inputs (average)(1)	Impact on Valuation from an Increase in Input
Home Services Champ, Inc. (formerly GoSite)	$1,208,540	Recovery Method	Expected Recovery Rate	N/A	62.50%	Decrease
Iridia, Inc., Series A-3 Preferred Stock	772,027	Market Approach	Black-Scholes Option Pricing Method (risk free rate, volatility, time to exit), market adjustment	1.55	N/A	Increase
Iridia, Inc., Convertible Debt	997,829	Cost Approach	Transaction Price	100.00	N/A	Increase
Nurture Life, Inc., Series B-1 Preferred Stock	499,923	Market Approach	Black-Scholes Option Pricing Method (risk free rate, volatility, time to exit)	1.65	N/A	Increase
Nurture Life, Inc., Series B-2 Preferred Stock	2,993,817	Market Approach	Black-Scholes Option Pricing Method (risk free rate, volatility, time to exit)	1.44	N/A	Increase

Non-Listed Real Estate Investment Trusts
National Healthcare Properties, Inc. (formerly Healthcare Trust, Inc.)	2,873,974	Index Application(2)	Application of FTSE NAREIT US Health Care Index	343.08	N/A	Increase

Private Real Estate Investment Trusts
Aventine Property Group, Inc., Common Stock	5,162,300	Market Approach	Guidline Public Company Method - Revenue multiples	N/A	3.43x - 18.19x/(11.43x)	Increase
		Market Approach	Guideline Public Company Method - AFFO Multiples	N/A	6.17x - 21.51x/(14.28x)	Increase
Treehouse Real Estate Investment Trust, Inc., Common Stock	2,345,200	Market Approach	Guidline Public Company Method - Enterprise Value Revenue Multiples	N/A	3.43x - 18.19x/(11.43x)	Increase
		Market Approach	Guidline Public Company Method - Price/Tangible Book Value Multiples		0.78x - 5.83x/(1.85x)	Increase
Total Investments(3)	$59,425,094

(1)	Where there was no range for each significant unobservable input, weighted average is not reported.
(2)	The Fund utilizes the last publicly stated NAV as published by each Non-Listed REIT, and applies a factor adjustment of the daily publicly available price per each respective index to adjust the price accordingly.
(3)	Certain Level 3 investments of the Fund, totaling fair value assets of $0, have been valued using third-party transactions, quotations, and/or historical information. These assets have been excluded from the preceding table as they are insignificant to the Fund.

BV — book value

The following is the fair value measurement of Alternative Investment Funds that are measured at NAV per share (or its equivalent) as a practical expedient:

Altenative Investment Fund	Investment Strategy	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Arborteum Core Asset fund L.P.	Debt investing in leased equipment and related financings	$1,568,495	$—	Annually(1)	30 Days(1)
Clarion Lion Industrial Trust	Industrial Real Estate	1,130,685	—	Quartely, subject to advisor discretion	90 Days
Preservation REIT 1, Inc.	Diversified Direct Real Estate	5,760,238	477,000	Subject to advior approval	n/a
		$8,459,418	$477,000

(1)	Redemptions suspended as of February 28, 2021.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

Commitments and Contingencies — The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Exchange Traded Funds — The Fund may invest in exchange traded funds (“ETFs”). Most ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed (or managed) portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Alternative Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at September 30, 2025, is as follows:

Security Description	Acquisition Date	Cost		Value	% of Net Assets
AlwaysAI, Inc., Convertible Debt	10/2/2023	$2,000,000		$2,000,000	2.2%
AlwaysAI, Inc., Convertible Debt	5/31/2024	950,000		950,000	1.0
AlwaysAI, Inc., Preferred Stock	1/5/2021	399,999		767,218	0.8
AlwaysAI, Inc., Preferred Stock	2/22/2022	1,599,999		1,698,545	1.8
AlwaysAI, Inc., Senior Secured Promissory Note	2/5/2025	638,000		676,763	0.7
AlwaysAI, Inc., Warrants	10/2/2023	—	(1)	—	—
Arboretum Core Asset Fund L.P.	8/2/2018	2,003,425		1,568,495	1.7
Aventine Property Group, Inc.	1/13/2021	5,692,400		5,162,300	5.6
Barclays Bank PLC	4/9/2025	1,250,000		1,250,000	1.4
Barclays Bank PLC	4/9/2025	1,250,000		1,250,000	1.4
BNP Paribas S.A.	3/3/2025	1,750,000		1,750,000	1.9
BNP Paribas S.A.	3/3/2025	1,750,000		1,750,000	1.9
Canyon CLO Fund II L.P.	2/25/2019	6,132,077		6,791,410	7.4
Canyon CLO Fund III (Cayman) Ltd.	3/1/2022	13,243,419		14,992,063	16.3
Clarion Lion Industrial Trust	6/29/2015	420,270		1,130,685	1.2
Clear Street Group, Inc.	5/11/2022	1,500,000		2,094,614	2.3
Copia Wealth Studios – Common Shares	5/22/2024	333		676,763	0.7
Copia Wealth Studios – Preferred Shares	4/1/2024	3,000,000		3,059,713	3.3
Eat Just, Inc.	6/11/2021	515,501		437,689	0.5
Goldman Sachs Finance Corp.	4/15/2025	850,000		850,000	0.9
Goldman Sachs Finance Corp.	4/15/2025	850,000		850,000	0.9
Home Services Champ, Inc., Common Stock (formerly GOSITE, Inc., Series A-1 Common Stock)	7/31/2020	2,099,998		1,208,540	1.3
Hospitality Investors Trust, Inc.	2/17/2015	10,530,898		241,226	0.3
Iridia, Inc., Convertible Debt	12/23/2024	937,500		997,829	1.1
Iridia, Inc., Preferred Stock	2/25/2021	750,000		772,027	0.8

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

Security Description	Acquisition Date	Cost		Value	% of Net Assets
National Healthcare Properties, Inc., Common Stock (formerly Healthcare Trust, Inc., Common Stock)	3/30/2012	$7,439,974		$2,873,974	3.1%
Nurture Life, Inc., Preferred Stock	8/2/2022	500,000		499,933	0.5
Nurture Life, Inc., Preferred Stock	2/18/2025	2,757,353		2,993,817	3.3
Nurture Life, Inc., Warrants	12/23/2022	—		524,243	0.6
Preservation REIT 1, Inc.	10/22/2019	3,466,166		5,760,238	6.3
Ready Capital Corp., Contingent Value Rights	7/6/2017	—	(1)	—	—
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	8,536,850		2,345,200	2.6
Total		$82,814,162		$67,923,285	73.9%

(1)	Transferred at no cost as a result of a corporate action.

Options — The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price.

As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions received from investments in securities and private funds that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively, if any. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Indemnification — The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

Recent Accounting Pronouncements — The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

3. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Management Agreement dated January 13, 2022, the Adviser is entitled to a management fee, calculated and payable monthly in arrears, at an annual rate of 1.35%, based upon the Fund’s managed assets as of month-end (the “Management Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes). Prior to January 13, 2022, under the Fund’s prior investment management agreement, the Adviser was entitled to a management fee, calculated and payable monthly in arrears, at an annual rate of 1.35% of the Fund’s average daily net assets during such period. For the six months ended September 30, 2025, the Adviser earned a Management Fee of $698,825. As of the six months ended September 30, 2025, the Adviser was owed $94,441 in Management Fees, included in payables for Management Fee on the Statement of Assets and Liabilities.

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. Pursuant to the Sub-Advisory Agreement, dated January 13, 2022, the Adviser pays the Sub-Adviser a monthly sub-advisory fee (net of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of the Fund) with respect to the assets allocated to the Sub-Adviser (the “Sub-Advised Assets”) equal to 50% of the advisory fee paid to the Adviser for its services to the Fund with respect to the Sub-Advised Assets, equal to a percentage of the Sub-Advised Assets’ average daily managed assets. Prior to January 13, 2022, the Sub-Adviser received a sub-advisory fee at an annual rate equal to 50% of the net Management Fees received by the Adviser after any fee waivers and shared expenses between the Adviser and the Sub-Adviser, subject to a maximum of 0.675% of the Fund’s average daily net assets at month end.

Effective January 13, 2022, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to reimburse and/or pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.53% per annum of the Fund’s average daily net assets (the “Expense Limitation”). For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” consist of all ordinary expenses of the Fund, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment management fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on any leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution fees and/or shareholder servicing fees, if any, (f) acquired fund fees and expenses and (g) extraordinary expenses. For the six months ended September 30, 2025, the Adviser waived Management Fees of $122,239 that are subject to reimbursement.

Further, shareholders previously approved, subject to the Fund listing on the NYSE or other national securities exchange, a Secondary Market Support Services Agreement with Destra, whereby the Fund pays Destra a separate 0.10% fee, calculated and paid on Managed Assets, to provide services designed to communicate the investment strategy and investment objective of the Fund to the broader market. Effective March 1, 2022, Destra has voluntarily waived this fee. This voluntary waiver may be revised or terminated at any time without notice. This fee waiver is not subject to recoupment.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

Any waiver or reimbursement by the Adviser under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date the Adviser waived any payment or reimbursed any expense, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. Unless terminated by the Board, the Expense Limitation Agreement will continue in effect until at least January 13, 2027. The Board may terminate this Expense Limitation Agreement upon sixty (60) days’ written notice to the Adviser.

The following amounts are subject to recapture by the Adviser by the following dates:

3/31/2026	3/31/2027	3/31/2028
$193,549	$256,325	$260,328

4. Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2025, amounted to $30,347,794 and $37,188,115, respectively.

5. Federal Tax Information

At September 30, 2025, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal tax purposes were as follows:

Cost of investments	$113,588,511
Gross unrealized appreciation	17,632,892
Gross unrealized depreciation	(29,436,874)
Net unrealized appreciation(depreciation)	$(11,803,982)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on wash sales, REIT, RIC and partnership investments. The cost includes the proceeds from securities sold short.

6. Credit Facility

On October 5, 2021, the Fund entered into a secured, revolving line of credit facility with Nexbank (the “Credit Facility”). Effective September 30, 2024, the Credit Agreement was extended for an additional year expiring on October 1, 2025. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $15,000,000 or one-third of the value of its total assets less liabilities not represented by the payable to the Credit Facility. The interest rate on borrowings from the Credit Facility is equal to the 1-month U.S. Treasury rate plus 4.50% per annum, with a 4.75% floor. During the six months ended September 30, 2025, the average principal balance and weighted average interest rate was approximately $11,000,000 and 9.51% per annum, respectively, and the maximum outstanding balance of the Credit Facility was $15,000,000. At September 30, 2025, the principal balance outstanding was $11,000,000 at an interest rate of 8.99% per annum. The Fund records loan origination and other expenses related to its debt obligations as debt issuance costs. These expenses are deferred and amortized over the life of the Credit Facility. Debt issuance costs are presented on the statement of assets and liabilities as a direct deduction from the debt liability. The Fund pays loan origination fees (aka: commitment fees) in connection with securing and renewing the Credit Facility. These fees are expensed over the corresponding term of the loan on a straight line basis and not inclusive of the expense limitation agreement. For the six months ended September 30, 2025, the Fund expensed $0 in loan origination fees and has a liability amount of $0 outstanding which is scheduled to amortize through October 2, 2025, the expiration date of the prior Credit Facility term.

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders. Please refer to the Fund’s Financial Highlights for summary of the Fund’s asset coverage with respect to senior securities.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
September 30, 2025 (unaudited)

7. Other Derivative Information

The following is a summary of the average quarterly notional value of derivatives as of September 30, 2025, as well as the notional value outstanding as of September 30, 2025:

	Average Quarterly Notional Value	Notional Value Outstanding
Purchased options contracts	$39,434,525	$38,690,650
Written options contracts	(1,434,100)	(2,277,000)

The effects of derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities and Statement of Operations, and are presented in the tables below. The values of derivative instruments as of September 30, 2025 by risk category are as follows:

Derivatives Assets (Liabilities)	Risk Category Equity Risk
Purchased options contracts at value	$2,258,469
Written options contracts at value	(49,350)
Total	$2,209,119

Net Realized Gain (Loss)	Risk Category Equity Risk
Purchased options contracts	$1,218,316
Written options contracts	(69,870)
Total	$1,148,446

Net Change in Unrealized Appreciation	Risk Category Equity Risk
Purchased options contracts	$1,767,494
Written options contracts	53,175
Total	$1,820,669

8. Trustees and Officers

The Destra Fund Complex (consisting of the Trust, the Destra Multi-Alternative Fund, and the BlueBay Destra International Event-Driven Credit Fund) pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

Employees of PINE Advisors, LLC (“PINE”) serve as officers of the Fund. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended September 30, 2025 are disclosed in the Statement of Operations.

9. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On October 31, 2025, the Fund paid a distribution of $0.0925 per share to shareholders of record on October 20, 2025. On November 28, 2025, the Fund paid a distribution of $0.0925 per share to shareholders of record on November 17, 2025.

Destra Multi-Alternative Fund
Additional Information
September 30, 2025 (unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of Shares of the Fund or of any securities mentioned in this report.

Proxy Voting — A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-855-3434 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 877-855-3434, or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Corporate Dividends Received Deduction

For the tax year ended September 30, 2024, 54.51% of the dividends to be paid from net investment income, including short-term capital gains qualifies for the dividends received deduction available to corporate shareholders of the Fund.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Fund designates income dividends of 55.66% as qualified dividend income paid during the tax year ended September 30, 2024.

Destra Multi-Alternative Fund
Fund Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Bozeman, MT
Jeffery S. Murphy
Nicholas Dalmaso	Jake Schultz	Sub-Adviser
Paul Kazarian	Vice President	Validus Growth Investors, LLC,
d/b/a Validex Global Investing
	Derek Mullins	San Diego, California
Chief Financial Officer and Treasurer
Transfer Agent
	Randi Roessler	Equiniti Trust Company, LLC
	Chief Compliance Officer	Brooklyn, NY

	Peter Sattelmair	Administrator and Accounting Agent
	Assistant Treasurer	Ultimus Fund Solutions,
Elkhorn, Nebraska 68022
Elizabeth Strong
	Secretary	Custodian
UMB Bank, n.a.
	Ken Merritt	Kansas City, MO
Assistant Secretary
Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Trustee Counsel
Davis Graham LLP
Denver, CO

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd
Cleveland, OH

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes,” “expects,” “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of the Fund?

●	If your shares are held in a Brokerage Account, contact your respective Broker.

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not Applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N- CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Multi-Alternative Fund

By (Signature and Title)

/s/ Robert A. Watson
Robert A. Watson, President/Principal Executive Officer

Date	12/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert A. Watson
Robert A. Watson, President/Principal Executive Officer

Date	12/08/2025

By (Signature and Title)

/s/ Derek Mullins
Derek Mullins, Treasurer/Principal Financial Officer

Date	12/08/2025